Consolidated Statements Of Operations And Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenues	$ 477,388	$ 473,481
Cost of revenues	315,308	317,347
Gross margin	162,080	156,134
Operating expenses
Selling, general and administrative expenses	122,152	116,081
Business acquisition, integration and reorganization costs (recovery)	4,084	(1,234)
Depreciation	3,499	4,523
Amortization of intangibles	18,636	18,926
Impairment loss	41,128	5,144
Foreign exchange loss (gain)	674	(258)
Operating expenses	190,173	143,182
Operating loss	(28,093)	12,952
Net financial expenses	9,469	8,882
(Loss) earnings before income taxes	(37,562)	4,070
Income tax (recovery) expense
Current	2,725	1,276
Deferred	(1,510)	1,499
Effective income tax rate	1,215	2,775
Net (loss) earnings	(38,777)	1,295
Items that may be classified subsequently to profit or loss
Cumulative translation adjustment on consolidation of foreign subsidiaries	(1,920)	3,392
Other comprehensive (loss) income	(1,920)	3,392
Comprehensive (loss) income	$ (40,697)	$ 4,687
Basic earnings (loss) per share (in CAD per share)	$ (0.40)	$ 0.01
Diluted earnings (loss) per share (in CAD per share)	$ (0.40)	$ 0.01